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                   FIRST METLIFE INVESTORS INSURANCE COMPANY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplements the prospectuses dated May 1, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year, and C products issued by First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. ANNUITY PAYMENTS (THE INCOME PHASE) -- ANNUITY DATE

Replace the second paragraph in the subsection titled "Annuity Date" with the following:

  When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
  (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.

2. ANNUITY PAYMENTS (THE INCOME PHASE) -- DESCRIPTION OF GMIB

Replace the second-to-last paragraph in the subsection titled "Terminating the GMIB Rider" with the following:

  First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900   Telephone: (800) 343-8496
             Irvine, CA 92614

                                                                   SUPP-N13MSNY